WARRANTS (Narrative) (Details) - USD ($)						1 Months Ended	2 Months Ended	12 Months Ended
	Sep. 10, 2014	Aug. 25, 2014	Dec. 09, 2013	Jun. 25, 2013	Oct. 29, 2012	Mar. 31, 2014	Dec. 31, 2012	Mar. 31, 2015	Mar. 31, 2014	Sep. 08, 2014	Mar. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued (shares)				11,029,416				8,076,472	11,323,601
Exercise price of warrants						$ 0.41		$ 0.39	$ 0.41		$ 0.50
Warrants outstanding						7,727,129		12,127,129	7,727,129		1,080,000
Number of shares called by early exercise of warrants						11,029,416		7,352,944	11,029,416
Cost of warrant modification								$ 961,767	$ 344,835
Fair value of warrants accounted for as derivatives								269,368	359,734
Cost to induce exercise of warrants								(961,767)	(344,835)
Aggregate intrinsic value of all outstanding and exercisable warrants								$ 355,200
Employment Contracts [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued (shares)		4,400,000						4,400,000
Exercise price of warrants		$ 0.30
Warrant expiration period		10 years
Warrant vesting description		(i) warrants to purchase 800,000 shares of common stock vested immediately at their grant date, (ii) warrants to purchase 2,000,000 shares of common stock have vesting terms ranging from one year to three years, and (iii) warrants to purchase 1,600,000 shares of common stock vest upon achievement of certain milestones under the distribution agreement
Unamortized cost of outstanding warrants								$ 273,108
Stock-based compensation expense								$ 432,772
Share-based Compensation Award, Tranche One [Member] | Employment Contracts [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued (shares)		800,000
Warrant vesting description		vested immediately at their grant date
Share-based Compensation Award, Tranche Two [Member] | Employment Contracts [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued (shares)		2,000,000
Share-based Compensation Award, Tranche Three [Member] | Employment Contracts [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued (shares)		1,600,000
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of warrants								$ 0.20
Minimum [Member] | Share-based Compensation Award, Tranche Two [Member] | Employment Contracts [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of warrants		1 year
Maximum [Member] | Share-based Compensation Award, Tranche Two [Member] | Employment Contracts [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of warrants		3 years
Series A Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued (shares)				3,676,472
Exercise price of warrants				$ 0.40
Warrant expiration period				5 years
Series B Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued (shares)				3,676,472
Exercise price of warrants			$ 0.42	$ 0.50			$ 0.50
Warrant expiration period				6 months
Warrants exercised during period							314,000
Proceeds from exercise of warrants			$ 1,327,504				$ 157,000
Number of shares called by early exercise of warrants			3,362,472
Cost of warrant modification									$ 109,503
Fair value of warrants accounted for as derivatives			$ 359,731
Series C Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued (shares)				3,676,472
Exercise price of warrants	$ 0.40			$ 0.60						$ 0.42
Warrant expiration period				9 months
Proceeds from exercise of warrants	$ 1,470,589
Number of shares called by early exercise of warrants	3,676,472
Cost of warrant modification						$ 235,332
Expiration date of warrants						September 30, 2014
Cost to induce exercise of warrants								$ 21,218
Replacement Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued (shares)	3,676,472
Exercise price of warrants	$ 0.45
Warrant expiration period	5 years
Fair value of warrants accounted for as derivatives	$ 940,549
Cost to induce exercise of warrants								$ 940,549
Replacement Warrants [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of warrants	$ 0.20
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of warrants						$ 0.34			$ 0.34
Warrants exercised during period									1,000,000
Proceeds from exercise of warrants									$ 340,000
Number of shares called by early exercise of warrants						1,000,000			1,000,000
Placement Agent Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued (shares)				294,185	1,080,000
Exercise price of warrants				$ 0.425
Warrant expiration period					5 years
Warrants outstanding								80,000
Placement Agent Agreement [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of warrants					$ 0.625
Placement Agent Agreement [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of warrants					$ 0.70